Income Tax Expense - Summary of Differences Between Tax Expense and Amount Arise Using Statutory Tax Rate Applicable to Profits of Entities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	₩ 106,347	₩ 168,699	₩ 109,882
Income tax using the statutory tax rate of each country	19,749	31,300	23,951
Adjustments
Expenses not deductible for tax purpose	481	9	7
Non taxable income	(350)	(131)	0
Withholding tax	6,322	8,615	5,028
Utilization of previously unrecognized loss carried forward	(298)	(714)	(239)
Tax credit	(1,413)	(1,174)	(2,131)
Corporate tax on unappropriated earnings	95	(134)	1,085
Changes in deferred tax liabilities related to investment in subsidiaries	(1,058)	(422)	(1,101)
Others	(2,083)	(632)	224
Total adjustments	1,696	5,417	2,873
Income tax expense	₩ 21,445	₩ 36,717	₩ 26,824
Effective tax rate	20.00%	22.00%	24.00%